Loans Receivable and Allowance for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 460,551	$ 445,616
31-60 Days Past Due	2,613	1,458
61-90 Days Past Due	865	3,440
Non-Accrual	13,200	7,815
Total Past Due and Non-Accrual	16,678	12,713
Total Loans	477,229	458,329
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	9	1,200
Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	146,847	143,550
31-60 Days Past Due	94	160
61-90 Days Past Due	256	1,351
Non-Accrual	2,846	3,087
Total Past Due and Non-Accrual	3,196	4,598
Total Loans	150,043	148,148
Construction Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	13,363	10,532
31-60 Days Past Due	72
61-90 Days Past Due		555
Total Past Due and Non-Accrual	72	555
Total Loans	13,435	11,087
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	261,527	255,613
31-60 Days Past Due	2,333	1,015
61-90 Days Past Due	598	1,524
Non-Accrual	10,026	4,324
Total Past Due and Non-Accrual	12,957	6,863
Total Loans	274,484	262,476
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	24,785	22,086
31-60 Days Past Due		194
Non-Accrual	328	404
Total Past Due and Non-Accrual	328	598
Total Loans	25,113	22,684
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	14,029	13,835
31-60 Days Past Due	114	89
61-90 Days Past Due	11	10
Total Past Due and Non-Accrual	125	99
Total Loans	$ 14,154	$ 13,934